THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS

                                    11.28.17

                          CHAMPLAIN SMALL COMPANY FUND
                             Advisor Shares: CIPSX
                          Institutional Shares: CIPNX

                             CHAMPLAIN MID CAP FUND
                             Advisor Shares: CIPMX
                          Institutional Shares: CIPIX

                        CHAMPLAIN EMERGING MARKETS FUND
                             Advisor Shares: CIPDX
                          Institutional Shares: CIPQX

                              INVESTMENT ADVISER:
                       CHAMPLAIN INVESTMENT PARTNERS, LLC

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                     PAGE

CHAMPLAIN SMALL COMPANY FUND ......................................    1
     INVESTMENT OBJECTIVE .........................................    1
     FUND FEES AND EXPENSES .......................................    1
     PRINCIPAL INVESTMENT STRATEGIES ..............................    2
     PRINCIPAL RISKS OF INVESTING IN THE FUND .....................    2
     PERFORMANCE INFORMATION ......................................    3
     INVESTMENT ADVISER ...........................................    4
     PORTFOLIO MANAGERS ...........................................    4
CHAMPLAIN MID CAP FUND ............................................    5
     INVESTMENT OBJECTIVE .........................................    5
     FUND FEES AND EXPENSES .......................................    5
     PRINCIPAL INVESTMENT STRATEGIES ..............................    6
     PRINCIPAL RISKS OF INVESTING IN THE FUND .....................    6
     PERFORMANCE INFORMATION ......................................    7
     INVESTMENT ADVISER ...........................................    8
     PORTFOLIO MANAGERS ...........................................    8
CHAMPLAIN EMERGING MARKETS FUND ...................................    9
     INVESTMENT OBJECTIVE .........................................    9
     FUND FEES AND EXPENSES .......................................    9
     PRINCIPAL INVESTMENT STRATEGIES ..............................   10
     PRINCIPAL RISKS OF INVESTING IN THE FUND .....................   11
     PERFORMANCE INFORMATION ......................................   13
     INVESTMENT ADVISER ...........................................   14
     PORTFOLIO MANAGERS ...........................................   14
SUMMARY INFORMATION ABOUT PURCHASING AND SELLING FUND
      SHARES, TAXES AND FINANCIAL INTERMEDIARY
     COMPENSATION .................................................   15
MORE INFORMATION ABOUT RISK .......................................   16
MORE INFORMATION ABOUT FUND INVESTMENTS ...........................   17
INFORMATION ABOUT PORTFOLIO HOLDINGS ..............................   17
INVESTMENT ADVISER ................................................   18
PORTFOLIO MANAGERS ................................................   19
PURCHASING, SELLING AND EXCHANGING FUND SHARES ....................   21
OTHER POLICIES ....................................................   29
PAYMENTS TO FINANCIAL INTERMEDIARIES ..............................   32
DIVIDENDS AND DISTRIBUTIONS .......................................   33
TAXES .............................................................   33
ADDITIONAL INFORMATION ............................................   34
FINANCIAL HIGHLIGHTS ..............................................   36
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS ....................   Back Cover

The Champlain Small Company Fund is closed to investments by new shareholders and financial adviser platforms, other than those by financial advisers with existing clients in the Fund and from clients of retirement or 529 plan providers. The Champlain Mid Cap Fund is closed to investments by new shareholders and financial adviser platforms, other than those by qualified retirement plans and fee-based advisory programs with centralized investment discretion that have selected the Fund as an investment option prior to October 1, 2017. Each Fund reserves the right to permit additional investments on a case-by-case basis as deemed appropriate by and in the sole discretion of Champlain Investment Partners, LLC, the Fund's adviser (the "Adviser").

Institutional Shares of the Champlain Emerging Markets Fund are currently not available for purchase.

CHAMPLAIN SMALL COMPANY FUND

INVESTMENT OBJECTIVE

The Champlain Small Company Fund (the "Small Company Fund" or the "Fund") seeks capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

------------------------------------------------------------------------------------------------
                                                          ADVISOR SHARES      INSTITUTIONAL
                                                                                 SHARES
------------------------------------------------------------------------------------------------
Management Fees                                                 0.83%             0.83%
------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.25%             None
------------------------------------------------------------------------------------------------
Other Expenses                                                  0.25%             0.23%
                                                               -------           -------
------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            1.33%             1.06%
------------------------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements(1)           (0.03)%           (0.01)%
                                                               -------           -------
------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee                  1.30%             1.05%
Reductions and/or Expense Reimbursements
------------------------------------------------------------------------------------------------

(1) Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.30% and 1.05% of the average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 30, 2018. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety
     (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Advisor Shares            $132         $418         $726        $1,599
--------------------------------------------------------------------------------
Institutional Shares      $107         $336         $584        $1,293
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies. For purposes of this policy, a small company is a company that, at the time of initial purchase, has a market capitalization of less than $2.5 billion or is included in the Russell 2000 Index or S&P SmallCap 600 Index. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which focuses on an analysis of individual companies, the Adviser expects to identify a diversified universe of small companies which trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company specific risk by limiting position sizes to 5% of the Fund's total assets at market value. The Adviser may sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell a security when its market capitalization exceeds $3 billion, although the Fund may hold a security whose market capitalization exceeds $3 billion if it has not reached the Adviser's estimate of its fair value. Additionally, the Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules, which require that each of the five major sectors (healthcare, consumer, technology, industrial and financial) represent (i) no more than the greater of 25% of the Fund's total assets or 125% of the sector's weighting in the S&P SmallCap 600 Index; and (ii) no less than 75% of the sector's weighting in the S&P SmallCap 600 Index. The Fund is broadly diversified and seeks to create value primarily through favorable stock selection.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

MARKET RISK -- The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The Fund is also subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Advisor Shares' performance from year to year for the past 10 years and by showing how the Fund's Advisor Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

The Fund's Institutional Shares do not have a full calendar year of performance and, therefore, the Fund's Institutional Shares' performance information is not presented. The Institutional Shares would have substantially similar performance as the Advisor Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Institutional Shares are lower than the expenses of the Advisor Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.cipvt.com or by calling 1.866.773.3238.

                        2007                10.84%
                        2008               -24.04%
                        2009                23.86%
                        2010                24.30%
                        2011                 3.88%
                        2012                10.66%
                        2013                36.21%
                        2014                 4.07%
                        2015                -1.21%
                        2016                28.03%

                    BEST QUARTER           WORST QUARTER
                       17.87%                -23.44%
                   (06/30/2009)            (12/31/2008)

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 01/01/17 to 09/30/17 was 8.56%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.16

This table compares the Fund's average annual total returns for the periods ended December 31, 2016 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

-----------------------------------------------------------------------------------------------------
                                                                                  SINCE INCEPTION
                                    1 YEAR       5 YEARS             10 YEARS        (11.30.04)
-----------------------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES           28.03%        14.69%              10.33%          10.72%
-----------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES
ON DISTRIBUTIONS                    27.24%        13.03%               9.11%           9.60%
-----------------------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES
ON DISTRIBUTIONS AND SALE OF        16.54%        11.49%               8.20%           8.67%
FUND SHARES
-----------------------------------------------------------------------------------------------------
RUSSELL 2000 INDEX (REFLECTS
NO DEDUCTION FOR FEES,              21.31%        14.46%               7.07%           7.96%
EXPENSES OR TAXES)
-----------------------------------------------------------------------------------------------------

INVESTMENT ADVISER

Champlain Investment Partners, LLC

PORTFOLIO MANAGERS

--------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER           POSITION WITH THE ADVISER                      YEARS OF EXPERIENCE WITH THE
                                                                           FUND
--------------------------------------------------------------------------------------------------------
Scott T. Brayman            Chief Investment Officer of Small and Mid      Since Inception (2004)
                            Cap Strategies/Managing Partner
--------------------------------------------------------------------------------------------------------
Corey N. Bronner            Senior Member of the Investment                Since 2010
                            Team/Partner
--------------------------------------------------------------------------------------------------------
Joseph M. Caligiuri         Senior Member of the Investment Team           Since 2010
--------------------------------------------------------------------------------------------------------
Joseph J. Farley            Senior Member of the Investment                Since 2014
                            Team/Partner
--------------------------------------------------------------------------------------------------------
Erik C. Giard-Chase         Senior Member of the Investment Team           Since 2009
--------------------------------------------------------------------------------------------------------
Robert D. Hallisey          Senior Member of the Investment Team           Since 2016
--------------------------------------------------------------------------------------------------------
Andrew J. Hanson            Senior Member of the Investment Team           Since 2010
--------------------------------------------------------------------------------------------------------
Finn R. McCoy               Head Trader/Partner                            Since 2008
--------------------------------------------------------------------------------------------------------

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT PURCHASING AND SELLING FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 15 OF THE PROSPECTUS.

CHAMPLAIN MID CAP FUND

INVESTMENT OBJECTIVE

The Champlain Mid Cap Fund (the "Mid Cap Fund" or the "Fund") seeks capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                               ADVISOR SHARES      INSTITUTIONAL
                                                                      SHARES
--------------------------------------------------------------------------------
Management Fees                                    0.72%              0.72%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                          0.25%              None
--------------------------------------------------------------------------------
Other Expenses                                     0.20%               0.21
                                                   -----               ----
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)            1.17%              0.93%
--------------------------------------------------------------------------------

(1) Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.20% and 0.95% of the average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 30, 2018. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety
     (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Advisor Shares             $119         $372        $644         $1,420
--------------------------------------------------------------------------------
Institutional Shares        $95         $296        $515         $1,143
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies. For purposes of this policy, a medium-sized company is a company that, at the time of initial purchase, has a market capitalization of less than $15 billion or is included in the Russell Mid Cap Index or S&P MidCap 400 Index. The Fund seeks capital appreciation by investing mainly in common stocks of medium-sized companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which focuses on an analysis of individual companies, the Adviser expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company-specific risk by limiting position sizes to 5% of the Fund's total assets at market value, at the time of purchase. The Adviser may sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules, which require that each of the five major sectors (healthcare, consumer, technology, industrial and financial) represent no more than 25% of the Fund's total assets. The Fund is broadly diversified and the Adviser seeks to create value primarily through favorable stock selection.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

MARKET RISK -- The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MID-CAPITALIZATION COMPANY RISK-- The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.cipvt.com or by calling 1.866.773.3238.

                        2009                28.14%
                        2010                20.30%
                        2011                 2.34%
                        2012                11.48%
                        2013                37.28%
                        2014                 7.69%
                        2015                 1.18%
                        2016                18.38%

                     BEST QUARTER         WORST QUARTER
                       16.34%               -16.83%
                    (06/30/2009)          (09/30/2011)

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 1/1/17 to 9/30/17 was 12.49%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.16

This table compares the Fund's average annual total returns for the periods ended December 31, 2016 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown only for Advisor Shares. After-tax returns for Institutional Shares will vary.

-----------------------------------------------------------------------------------------
                                                                             SINCE
                                                  1 YEAR       5 YEARS      INCEPTION
-----------------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES
-----------------------------------------------------------------------------------------
  Advisor Shares                                  18.38%       14.57%        10.74%(1)
-----------------------------------------------------------------------------------------
  Institutional Shares                            18.68%       14.87%        12.58%(2)
-----------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
-----------------------------------------------------------------------------------------
  Advisor Shares                                  17.01%       12.45%         9.23%
-----------------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES
-----------------------------------------------------------------------------------------
  Advisor Shares                                  11.13%       11.17%         8.36%
-----------------------------------------------------------------------------------------
RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                      13.80%       14.72%         9.62%(3)
-----------------------------------------------------------------------------------------

(1)  Advisor Shares of the Fund were offered beginning June 30, 2008.

(2)  Institutional Shares of the Fund were offered beginning January 3, 2011.

(3)  Index comparison begins June 30, 2008.

INVESTMENT ADVISER

Champlain Investment Partners, LLC

PORTFOLIO MANAGERS

--------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER           POSITION WITH THE ADVISER                      YEARS OF EXPERIENCE WITH THE
                                                                           FUND
--------------------------------------------------------------------------------------------------------
Scott T. Brayman            Chief Investment Officer of Small and Mid      Since Inception (2008)
                            Cap Strategies/Managing Partner
--------------------------------------------------------------------------------------------------------
Corey N. Bronner            Senior Member of the Investment                Since 2010
                            Team/Partner
--------------------------------------------------------------------------------------------------------
Joseph M. Caligiuri         Senior Member of the Investment Team           Since 2010
--------------------------------------------------------------------------------------------------------
Joseph J. Farley            Senior Member of the Investment                Since 2014
                            Team/Partner
--------------------------------------------------------------------------------------------------------
Erik C. Giard-Chase         Senior Member of the Investment Team           Since 2009
--------------------------------------------------------------------------------------------------------
Robert D. Hallisey          Senior Member of the Investment Team           Since 2016
--------------------------------------------------------------------------------------------------------
Andrew J. Hanson            Senior Member of the Investment Team           Since 2010
--------------------------------------------------------------------------------------------------------
Finn R. McCoy               Head Trader/Partner                            Since Inception (2008)
--------------------------------------------------------------------------------------------------------

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT PURCHASING AND SELLING FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 15 OF THE PROSPECTUS.

CHAMPLAIN EMERGING MARKETS FUND

INVESTMENT OBJECTIVE

The Champlain Emerging Markets Fund (the "Emerging Markets Fund" or the "Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
REDEMPTION FEE
--------------------------------------------------------------------------------
As a percentage of amount redeemed, if redeemed within
30 days of purchase                                                        2.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                               ADVISOR SHARES      INSTITUTIONAL
                                                                      SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                   1.00%             1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%             None
--------------------------------------------------------------------------------
Other Expenses                                       2.78%             2.78%
                                                    -------           -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 4.03%             3.78%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense                  (2.53)%           (2.53)%
Reimbursements(2)                                   -------           -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses after           1.50%             1.25%
Fee Reductions and/or Expense Reimbursements
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

(2) Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.50% and 1.25% of the average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 30, 2018. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its or the Predecessor Fund's (as defined below) adviser's prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Advisor Shares                $153        $995        $1,854        $4,074
--------------------------------------------------------------------------------
Institutional Shares          $127        $921        $1,735        $3,857
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers who are economically tied to an emerging market country. The Adviser considers emerging market countries to include most Asian, Eastern European, African, Middle Eastern and Latin American nations, including, but not limited to, China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Taiwan, Thailand, Bangladesh, Pakistan, Sri Lanka, Vietnam, Czech Republic, Poland, Greece, Turkey, Russia, Kuwait, Oman, Qatar, Saudi Arabia, United Arab Emirates ("UAE"), Egypt, South Africa, Kenya, Nigeria, Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Adviser identifies what it considers to be emerging market countries based upon its own analysis of measures of economic growth, political stability, industrialization and legal and regulatory framework.

The Adviser will also consider classifications as defined by Morgan Stanley Capital International ("MSCI"), the World Bank, the United Nations, and the International Monetary Fund ("IMF"), or other entities or organizations, as the Adviser may determine from time to time. The Adviser typically considers an issuer to be "economically tied" to an emerging market country if: (1) the company is organized under the laws of an emerging market country or has its principal office in an emerging market country; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recently completed fiscal year from business activities in an emerging market country; or (3) at the time of investment, the company's equity securities are traded principally on stock exchanges or over-the-counter markets in an emerging market country. Under normal circumstances, the Fund will invest in large-, mid- and small- capitalization emerging market country issuers.

Although the Adviser expects, under normal market conditions, that the level of the Fund's investments in equity securities of issuers who are economically tied to an emerging market country will exceed 80% of the Fund's net assets (plus borrowings for investment purposes), the Adviser may invest the balance in exchange-traded funds ("ETFs"), including long-only ETFs, ETFs that may enter into short sales and inverse ETFs.

The Adviser uses an active management investment approach to researching, identifying and selecting portfolio companies. The research process encompasses a scorecard approach by which the Adviser analyzes individual securities based on a set of predetermined factors. The analysis aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. The investment approach seeks to provide a standardized process that minimizes bias and prevents strategy shift. Further, the scorecards establish a record of investment conclusions that can be used in the review process.

The Fund may engage in active and frequent trading of its portfolio securities to achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

MARKET RISK -- The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

LARGE-CAPITALIZATION COMPANY RISK -- The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS RISK -- Many of the risks with respect to foreign investments are more pronounced for investments in issuers in emerging market countries. Emerging market countries tend to have fewer government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than do more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

As a consequence, issuers in emerging market countries may be susceptible to increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies. Changes in the price of oil have a direct and significant effect on the economies of Gulf countries such as Bahrain, Kuwait, Oman, Qatar, and the UAE, i.e., if the price of oil increases, these countries benefit, and if the price of oil declines, these countries would be adversely affected.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

EXCHANGE-TRADED FUNDS RISK -- ETFs are pooled investment vehicles whose shares are listed and traded on U.S. stock exchanges. To the extent the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such ETFs. As a shareholder of an ETF, the Fund relies on that ETF to achieve its investment objective. If the ETF fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in an ETF, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the ETF, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETF's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets.

Inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying index. To the extent that the Fund invests in Inverse ETFs, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises. Inverse ETFs often "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the inverse of the performance of their underlying index or benchmark during the same period of time. These investment vehicles may be extremely volatile.

NON-DIVERSIFIED FUND RISK -- The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

PORTFOLIO TURNOVER RISK -- The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

The Fund operated as the New Sheridan Developing World Fund (the "Predecessor Fund"), a series of ALPS Series Trust, prior to November 16, 2015, at which time the Predecessor Fund was reorganized into the Fund (the "Reorganization"). In connection with the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Accordingly, the performance shown for periods before the Reorganization represents the performance of Advisor Shares of the Predecessor Fund. The Predecessor Fund's returns in the bar chart and table have not been adjusted to reflect the Fund's expenses. If the Predecessor Fund's performance information had been adjusted to reflect the Fund's expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Predecessor Fund for that period.

The Fund's Institutional Shares had not commenced operations as of the date of this prospectus, and, therefore, the Fund's Institutional Shares' performance information is not presented. The Institutional Shares would have substantially similar performance as the Advisor Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Institutional Shares are lower than the expenses of the Advisor Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.cipvt.com or by calling 1.866.773.3238.

                     2015                 -12.96%
                     2016                  -2.99%

                  BEST QUARTER          WORST QUARTER
                     6.44%                 -14.62%
                  (09/30/2016)           (09/30/2015)

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 1/1/17 to 9/30/17 was 26.60%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.16

This table compares the Fund's average annual total returns for the periods ended December 31, 2016 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

--------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                                                      1 YEAR        (09.08.14)
--------------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES
--------------------------------------------------------------------------------
  Advisor Shares                                      -2.99%          -1.88%
--------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
--------------------------------------------------------------------------------
  Advisor Shares                                      -3.14%          -2.02%
--------------------------------------------------------------------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES
--------------------------------------------------------------------------------
  Advisor Shares                                      -1.64%          -1.47%
--------------------------------------------------------------------------------
MSCI EMERGING MARKETS INDEX (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR TAXES)                11.19%          -4.42%(1)
--------------------------------------------------------------------------------

(1)  Index comparison begins September 30, 2014.

INVESTMENT ADVISER

Champlain Investment Partners, LLC

PORTFOLIO MANAGERS

---------------------------------------------------------------------------------------------------------------
PORTFOLIO               POSITION WITH THE ADVISER      YEARS OF EXPERIENCE WITH      YEARS OF EXPERIENCE
MANAGER                                                THE FUND                      WITH THE PREDECESSOR
                                                                                     FUND
---------------------------------------------------------------------------------------------------------------
Russell E. Hoss         Senior Member of the           Since Inception (2015)        Since Inception (2014)
                        Investment Team
---------------------------------------------------------------------------------------------------------------
Richard W. Hoss         Senior Member of the           Since Inception (2015)        Since Inception (2014)
                        Investment Team
---------------------------------------------------------------------------------------------------------------

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT PURCHASING AND SELLING FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 15 OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT PURCHASING AND SELLING FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASE AND SALE OF FUND SHARES

To purchase Advisor Shares of the Funds for the first time, you must invest at least $10,000 ($3,000 for IRAs). To purchase Institutional Shares of the Funds for the first time, you must invest at least $1,000,000. There is no minimum for subsequent investments. The Funds may accept investments of smaller amounts in their sole discretion.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day") by contacting the Funds directly by mail at: Champlain Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: Champlain Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105) or telephone at 1.866.773.3238.

If you own your shares through an account with a broker or other institution, contact that broker or other institution to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Funds.

TAX INFORMATION

The Funds intend to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), each Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE INFORMATION ABOUT RISK

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in a Fund, just as you could with similar investments.


The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. The Emerging Markets Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers.

EQUITY RISK (ALL FUNDS) -- Equity securities in which the Funds invest include common stock, preferred stock, convertible debt, warrants and rights, shares of American Depositary Receipts ("ADRs"), and exchange traded funds ("ETFs") that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy all of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value ("NAV") to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN COMPANY RISK (EMERGING MARKETS FUND) -- Investments in securities of foreign companies (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries.

EMERGING MARKETS RISK (EMERGING MARKETS FUND) -- Many of the risks with respect to foreign investments are more pronounced for investments in issuers in emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Their economies also depend heavily upon international trade and may be adversely affected by protective trade barriers and the economic conditions of their trading partners. Emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar and may not be traded internationally. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Emerging markets typically have substantially less volume than U.S. markets, securities in these markets are less liquid, and their prices often are more volatile than those of comparable U.S. companies. Delays may occur in settling securities transactions in emerging market countries, which could adversely affect the Fund's ability to make or liquidate investments in those markets in a timely fashion. In addition, it may not be possible for the Fund to find satisfactory custodial services in an emerging market country, which could increase the Fund's costs and cause delays in the transportation and custody of its investments.

In addition, emerging market issuers may be susceptible to increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Changes in the price of oil have a direct and significant effect on the economies of Gulf countries such as Bahrain, Kuwait, Oman, Qatar, and the UAE, i.e., if the price of oil increases, these countries benefit; and if the price of oil declines, these countries would be adversely affected.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. For temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in money market instruments or other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may not achieve its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity to pursue its investment objective.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of securities described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the SAI. Certain portfolio holdings information for the Funds is available on the Funds' website -- www.cipvt.com -- by clicking the "Investment Strategies" link on the homepage followed by the "Mutual Fund" link under the appropriate strategy, followed by the "Fund Fact Sheet" link on the right side of the screen. By clicking these links, you can obtain a list of each Fund's top 10 portfolio holdings as of the end of the most recent month-end. The portfolio holdings information available on the Funds' website includes a top 10 list of the securities owned by each Fund and the percentage of each Fund's overall portfolio represented by each listed security. In addition, the website includes a list of the sectors represented in each Fund's portfolio. The portfolio holdings information on the Funds' website is generally made available 10 to 12 business days following the close of the most recently completed month-end and will remain available until the information is updated following the close of the next month. The Adviser may exclude any portion of the Funds' portfolio holdings from such publication when deemed in the best interest of the Funds.

INVESTMENT ADVISER

Champlain Investment Partners, LLC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser is a Delaware limited liability company formed in 2004 that is independent and employee-owned and offers investment management services for institutions and retail clients. The Adviser's principal place of business is located at 180 Battery Street, Suite 400, Burlington, Vermont 05401. As of September 30, 2017, the Adviser had approximately $9.2 billion in assets under management.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

--------------------------------------------------------------------------------
FUND                                      ADVISORY FEE
--------------------------------------------------------------------------------
Champlain Small Company Fund              0.90% on the first $250 million in
                                          assets; 0.80% on assets over $250
                                          million(1)
--------------------------------------------------------------------------------
Champlain Mid Cap Fund                    0.80% on the first $250 million in
                                          assets; 0.70% on assets over $250
                                          million(2)
--------------------------------------------------------------------------------
Champlain Emerging Markets Fund           1.00% on the first $250 million in
                                          assets; 0.85% on assets over $250
                                          million(3)
--------------------------------------------------------------------------------

(1) Prior to September 1, 2016, the management fee for the Small Company Fund was 0.90% of the Fund's average daily net assets.

(2) Prior to September 1, 2016, the management fee for the Mid Cap Fund was 0.80% of the Fund's average daily net assets.

(3) Prior to September 1, 2016, the management fee for the Emerging Markets Fund was 1.10% of the Fund's average daily net assets.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding the amounts listed in the table below, as a percentage of average daily net assets of the separate share classes of each Fund, until November 30, 2018.

          -----------------------------------------------------------
          Champlain Small Company Fund
          -----------------------------------------------------------
               Advisor Shares                            1.30%(1)
          -----------------------------------------------------------
               Institutional Shares                      1.05%
          -----------------------------------------------------------
          Champlain Mid Cap Fund
          -----------------------------------------------------------
               Advisor Shares                            1.20%(2)
          -----------------------------------------------------------
               Institutional Shares                      0.95%(3)
          -----------------------------------------------------------
          Champlain Emerging Markets Fund
          -----------------------------------------------------------
               Advisor Shares                            1.50%(4)
          -----------------------------------------------------------
               Institutional Shares                      1.25%(5)
          -----------------------------------------------------------

          (1) Prior to September 1, 2016, the expense cap for the Small Company Fund's Advisor Shares was 1.40%.

          (2) Prior to September 1, 2016, the expense cap for the Mid Cap Fund's Advisor Shares was 1.30%.

          (3) Prior to September 1, 2016, the expense cap for the Mid Cap Fund's Institutional Shares was 1.05%.

          (4) Prior to September 1, 2016, the expense cap for the Emerging Markets Fund's Advisor Shares was 1.60%.

          (5) Prior to September 1, 2016, the expense cap for the Emerging Markets Fund's Institutional Shares was 1.35%.

In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund's expense cap, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its (or, with respect to the Emerging Markets Fund, the Predecessor Fund's adviser's) prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

For the fiscal year ended July 31, 2017, the Adviser received advisory fees (after fee reductions), stated as a percentage of average daily net assets of each Fund, as follows:

Champlain Small Company Fund              0.81%
Champlain Mid Cap Fund                    0.72%
Champlain Emerging Markets Fund           0%

A discussion regarding the basis for the Board's approval of the investment advisory agreement for the Small Company Fund and Mid Cap Fund is available in the Funds' Annual Report to Shareholders dated July 31, 2017, which covers the period from August 1, 2016 to July 31, 2017. A discussion regarding the basis for the Board's approval of the investment advisory agreement for the Emerging Markets Fund will be available in the Fund's Semi-Annual Report to Shareholders dated January 31, 2018, which will cover the period from August 1, 2017 to January 31, 2018.

PORTFOLIO MANAGERS

The Small Company Fund and the Mid Cap Fund are managed by the following team of investment professionals headed by Scott T. Brayman, Chartered Financial Analyst ("CFA"). The portfolio managers are jointly and primarily responsible for the day-to-day management of each Fund's portfolio.

--------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER        POSITION WITH THE ADVISER                      YEARS OF INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------------------------------
Scott T. Brayman         Chief Investment Officer of Small and Mid      32
                         Cap Strategies/Managing Partner
--------------------------------------------------------------------------------------------------------
Corey N. Bronner         Senior Member of the Investment                10
                         Team/Partner
--------------------------------------------------------------------------------------------------------
Joseph M. Caligiuri      Senior Member of the Investment Team           9
--------------------------------------------------------------------------------------------------------
Joseph J. Farley         Senior Member of the Investment                25
                         Team/Partner
--------------------------------------------------------------------------------------------------------
Erik C. Giard-Chase      Senior Member of the Investment Team           8
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Robert D. Hallisey       Senior Member of the Investment Team           23
--------------------------------------------------------------------------------------------------------
Andrew J. Hanson         Senior Member of the Investment Team           10
--------------------------------------------------------------------------------------------------------
Finn R. McCoy            Head Trader/Partner                            11
--------------------------------------------------------------------------------------------------------

The Emerging Markets Fund is managed by a team of investment professionals headed by Russell E. Hoss, CFA, and Richard W. Hoss. The portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

--------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER        POSITION WITH THE ADVISER                      YEARS OF INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------------------------------
Russell E. Hoss         Senior Member of the Investment Team            15
--------------------------------------------------------------------------------------------------------
Richard W. Hoss         Senior Member of the Investment Team            11
--------------------------------------------------------------------------------------------------------

Mr. Scott T. Brayman, CFA, has served as Chief Investment Officer of Small and Mid Cap Strategies and Managing Partner of the Adviser since September 2004. In addition, Mr. Brayman has led the Adviser's investment team since the firm's inception in September 2004. Prior to joining the Adviser, Mr. Brayman was a Senior Vice President at NL Capital Management, Inc. ("NL Capital") and served as a portfolio manager at Sentinel Advisors Company ("Sentinel") where he was employed from June 1995 to September 2004. At Sentinel he was responsible for managing small-cap and core mid-cap strategies. Prior to joining NL Capital and Sentinel, he served as a portfolio manager and Director of Marketing at Argyle Capital Management in Allentown, Pennsylvania. Mr. Brayman began his career as a credit analyst with the First National Bank of Maryland. Mr. Brayman graduated cum laude from the University of Delaware with a Bachelor's Degree in Business Administration. He earned his CFA designation in 1995 and is a member of the CFA Institute and the Vermont CFA Society. He has more than 32 years of investment experience.

Mr. Corey N. Bronner, CFA, and Partner of the Adviser, has been a member of the investment team since April 2010. Prior to joining the Adviser, Mr. Bronner was an analyst focusing primarily on the financial services industry at Duff & Phelps Corporation. He was a credit analyst with the commercial lending group at Merchants Bank, a subsidiary of Merchant Bancshares, Inc., before joining Duff & Phelps Corporation. Mr. Bronner graduated magna cum laude from the University of Vermont with a Bachelor of Science in Business Administration. He earned his CFA designation in 2011 and is a member of the CFA Institute and the Vermont CFA Society. He has more than 10 years of investment experience.

Mr. Joseph M. Caligiuri, CFA, joined the Adviser in 2008 as an Operations Analyst and moved to the investment team in 2010. His experience includes internships at Sheaffer & Roland Consulting Engineers as a business operations analyst and Sopher Investment Management as a research assistant. Mr. Caligiuri graduated from Saint Michael's College with a Bachelor of Arts in Philosophy. He earned his CFA designation in 2015 and is a member of the CFA Institute and the Vermont CFA Society. He has more than 9 years of investment experience.

Mr. Joseph J. Farley, Partner of the Adviser, has been a member of the investment team since August 2014. Prior to joining the Adviser, Mr. Farley was a founder and portfolio manager of Kelvingrove Partners, LLC, an investment management firm focused on technology, media, and telecommunications, where he was employed from 2008 to 2013. His investment management career began at Private Capital Management, where he was the managing director of investment research and a portfolio manager. Mr. Farley spent over 10 years as a securities analyst on Wall Street, and held senior investment research and management roles at Morgan Stanley, Donaldson Lufkin & Jenrette, and UBS. He began his career as a market analyst with AT&T. Mr. Farley earned Masters and Bachelor of Arts degrees from the University at Albany, State University of New York. He has more than 25 years of investment experience.

Mr. Erik C. Giard-Chase, CFA, joined the Adviser as an intern in 2008 and was hired as a quantitative analyst in 2009. He spent part of his time performing analyst work on the investment team and in 2012, he moved to a full time analyst position. Prior to joining the Adviser, Mr. Giard-Chase was an intern at Wachovia Securities. Mr. Giard-Chase graduated cum laude from the University of Vermont with a Bachelor of Science in Mathematics. He earned his CFA designation in 2013 and is a member of the CFA Institute and the Vermont CFA Society. He has more than 8 years of investment experience.

Mr. Robert D. Hallisey has been a member of the investment team of the Adviser since August 2016. Prior to joining the Adviser, Mr. Hallisey was a member of Fidelity's fund manager due diligence team. Mr. Hallisey's experience includes coverage of the small and mid cap health care sector at BlackRock, Sirios Capital, and John Hancock Funds. Mr. Hallisey graduated from Saint Michael's College with a Bachelor of Science in Business Administration and earned his MBA from Babson College. He has more than 23 years of investment experience.

Mr. Andrew J. Hanson, CFA, has been a member of the investment team of the Adviser since September 2010. Prior to joining the Adviser, Mr. Hanson worked for International Data Corporation ("IDC") where he managed IDC's U.S. PC Tracker, covered network and endpoint security, and supported the network, telecom, communications and channels research teams. Mr. Hanson graduated from Connecticut College with a Bachelor of Arts in International Relations. He earned his CFA designation in 2015 and is a member of the CFA Institute and the Vermont CFA Society. He has more than 10 years of investment experience.

Mr. Russell E. Hoss, CFA, has been a member of the investment team of the Adviser since July 2015. Prior to joining the Adviser, he was a Managing Partner of New Sheridan Advisors, LLC from 2009 to June 2015. From 2002 through 2007, he worked for Roth Capital Partners where he held various positions including the Director of Equity Research and Director of Institutional Sales. Mr. Russell Hoss has a Master of Business Administration degree from Loyola Marymount University, a Bachelor of Science degree from the United States Air Force Academy and is a CFA Charterholder. He has more than 15 years of investment experience.

Mr. Richard W. Hoss has been a member of the investment team of the Adviser since July 2015. Prior to joining the Adviser, he was a Managing Partner of New Sheridan Advisors, LLC from 2011 to June 2015. Prior to his association with New Sheridan Advisors, LLC, Mr. Richard Hoss was a Senior Research Analyst at Roth Capital Partners, where he led research coverage on the Industrials sector. He holds a Master of Business Administration degree from the University of Maryland and a Bachelor of Science degree from the United States Air Force Academy. He has more than 11 years of investment experience.

Mr. Finn R. McCoy, Partner of the Adviser, joined Champlain as an Operations Analyst in 2006 and moved to the trading desk in 2008. Prior to joining the Adviser, Mr. McCoy held internships with the offices of United States Senators Patrick Leahy and James Jeffords and also spent a semester studying abroad in Buenos Aires, Argentina. Mr. McCoy graduated with honors with a Bachelor of Arts in Economics from the University of Vermont in May 2006. He has more than 11 years of investment experience.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

Advisor and Institutional Shares of the Funds are for individual and institutional investors.

For information regarding the federal income tax consequences of transactions in shares of a Fund, including information about cost basis reporting, see "Taxes."

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Funds through their transfer agent, complete and send in the application. If you need an application or have questions, please call 1.866.773.3238.

All investments must be made by check, Automated Clearing House ("ACH"), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class.

--------------------------------------------------------------------------------
REGULAR MAIL ADDRESS                                EXPRESS MAIL ADDRESS
--------------------------------------------------------------------------------
Champlain Funds                                     Champlain Funds
P.O. Box 219009                                     c/o DST Systems, Inc.
Kansas City, MO 64121-9009                          430 West 7th Street
                                                    Kansas City, MO 64105
--------------------------------------------------------------------------------

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Funds' transfer agent. The share price used to fill the purchase order is the next price calculated by a Fund after the Funds' transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

BY WIRE

To open an account by wire, first call 1.866.773.3238 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA #101000695
Champlain Funds
DDA Account #9870523965
Ref: Fund name/account number/account name/share class

BY AUTOMATIC INVESTMENT PLAN (VIA ACH) (FOR ADVISOR SHARES ONLY)

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Funds. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $25. To cancel or change a plan, write to the Funds at: Champlain Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Champlain Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105). Allow up to 15 days to create the plan and 3 days to cancel or change it.

PURCHASES IN-KIND

Subject to the approval of the Funds, an investor may purchase shares of a Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Funds reserve the right to amend or terminate this practice at any time.

MINIMUM PURCHASES

To purchase Advisor Shares of the Funds for the first time, you must invest at least $10,000 ($3,000 for IRAs). To purchase Institutional Shares of the Funds for the first time, you must invest at least $1,000,000. There is no minimum for subsequent investments. A Fund may accept investments of smaller amounts in its sole discretion.

FUND CODES

Each Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase Advisor or Institutional Shares, exchange shares, check a Fund's daily NAV or obtain additional information.

-------------------------------------------------------------------------------------
FUND NAME                  SHARE CLASS      TRADING SYMBOL     CUSIP       FUND CODE
-------------------------------------------------------------------------------------
Champlain Small Company    Advisor Shares       CIPSX        00764Q405       1352
Fund                      -----------------------------------------------------------
                           Institutional        CIPNX        00766Y190       1353
                              Shares
-------------------------------------------------------------------------------------
Champlain Mid Cap Fund     Advisor Shares       CIPMX        00764Q744       1354
                          -----------------------------------------------------------
                           Institutional        CIPIX        00766Y513       1355
                              Shares
-------------------------------------------------------------------------------------
Champlain Emerging         Advisor Shares       CIPDX        00764Q660       1358
Markets Fund             ------------------------------------------------------------
                           Institutional        CIPQX        00764Q652       1359
                              Shares
-------------------------------------------------------------------------------------

GENERAL INFORMATION

You may purchase shares on any Business Day. Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share will be the NAV next determined after a Fund or an authorized institution (as defined below) receives your purchase order in proper form. "Proper form" means that a Fund was provided a complete and signed account application, including the investor's social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, a Fund or an authorized institution must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, a Fund reserves the right to calculate NAV as of the earlier closing time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of a Fund's assets may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Funds through their transfer agent, you may also buy or sell shares of the Funds through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Funds), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Funds prior to the time the Funds calculate their NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by the Funds after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption orders for Fund shares ("authorized institutions"). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution's designee, receives the order. Orders will be priced at a Fund's next computed NAV after they are received by an authorized institution or an authorized institution's designee. To determine whether your financial intermediary is an authorized institution or an authorized institution's designee such that it may act as agent on behalf of a Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Funds. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

HOW THE FUNDS CALCULATE NAV

The NAV of each Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by, and under the ultimate supervision of the Board, these methods are implemented through the Trust's Fair Value Pricing Committee, members of which are appointed by the Board. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by the Emerging Markets Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of such securities. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time as of which the Fund prices its shares, the values the Fund assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which the Funds would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds' transfer agent directly by mail or telephone.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.

The sale price of each share will be the NAV next determined after a Fund receives your request in proper form.

BY MAIL

To redeem shares by mail, please send a letter to the Funds signed by all registered parties on the account specifying:

     o    The Fund name;
     o    The share class;
     o    The account number;
     o    The dollar amount or number of shares you wish to redeem;
     o    The account name(s); and
     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.

--------------------------------------------------------------------------------
REGULAR MAIL ADDRESS                                EXPRESS MAIL ADDRESS
--------------------------------------------------------------------------------
Champlain Funds                                     Champlain Funds
P.O. Box 219009                                     c/o DST Systems, Inc.
Kansas City, MO 64121-9009                          430 West 7th Street
                                                    Kansas City, MO 64105
--------------------------------------------------------------------------------

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Funds' transfer agent. The share price used to fill the sell order is the next price calculated by a Fund after the Funds' transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, if you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that we must be provided with the original guarantee. Signature guarantees are for the protection of our shareholders. Before it grants a redemption request, a Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Funds participate in the Paperless Legal Program (the "Program"), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 1-866-773-3238 for more information.

BY TELEPHONE

You must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application.

Call 1.866.773.3238 to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you or send them to your bank via wire or ACH.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH) (FOR ADVISOR SHARES ONLY)

If your account balance is at least $25,000, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the Funds.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within one Business Day after they receive your redemption request. The Funds, however, may take up to seven days to pay redemption proceeds. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions with the Funds. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The Funds typically expect to sell portfolio assets and/or hold cash or cash equivalents to meet redemption requests. On a less regular basis, the Funds may also meet redemption requests by drawing on a line of credit, using short-term borrowings from their custodian and/or redeeming shares in-kind (as described below). These methods may be used during both normal and stressed market conditions.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of a Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your Advisor Shares account balance drops below $10,000 ($3,000 for IRAs) or your Institutional Shares account balance drops below $250,000 because of redemptions you may be required to sell your shares. The Funds generally will provide you at least 30 days' written notice to give you time to add to your account and avoid the sale of your shares. If your Emerging Markets Fund shares are redeemed for this reason within 30 calendar days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the U.S. Securities and Exchange Commission (the "SEC"). More information about this is in the SAI.

REDEMPTION FEE (FOR EMERGING MARKETS FUND ONLY)

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Emerging Markets Fund charges a 2.00% redemption fee on redemptions (including exchanges) of shares that have been held for less than 30 days. The redemption fee is deducted from the

Fund's sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

The Fund permits waivers of the short-term redemption fee for the following transactions:

     o Redemptions from shareholder accounts liquidated for failure to meet the minimum investment requirement;

     o Redemptions related to a disability as defined by Internal Revenue Service ("IRS") requirements;

     o Redemptions due to death for shares transferred from a decedent's account to a beneficiary's account;

     o Redemptions due to divorce for shares transferred pursuant to a divorce decree;

     o    Redemptions of shares through a systematic withdrawal plan;

     o Broker-dealer sponsored wrap program accounts and/or fee based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the distributor;

     o Redemptions through an automatic, non-discretionary rebalancing or asset allocation program;

     o Rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund;

     o    Redemptions due to reinvestment of dividends and/or capital gains;

     o Any involuntary redemption and/or exchange transactions, including, for example, those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of the Fund by the Board;

     o Certain types of IRA transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees;

     o Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order; and

     o    Certain other transactions as deemed appropriate by the Adviser.

EXCHANGING SHARES

At no charge, you may exchange Institutional Shares or Advisor Shares of a Fund for shares of the same class of another Fund, where offered, by writing to or calling the Funds. At no charge, you may also exchange between different share classes of the same Fund by writing to or calling the Funds, subject to the eligibility requirements and the fees and expenses of the share class you exchange into, as set forth in this prospectus. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses). If shares of the Emerging Markets Fund have been held for less than 30 days, the Fund will deduct a redemption fee of 2.00% on shares exchanged for shares of another Fund. An exchange between share classes of the same Fund is not a taxable event.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders, and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Emerging Markets Fund may invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares if the prices of the Fund's foreign securities do not reflect their fair value. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating the Fund's NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, because the Small Company Fund, the Mid Cap Fund and the Emerging Markets Fund invest in small- and mid-cap securities, which often trade in lower volumes and may be less liquid, the Funds may be more susceptible to the risks posed by frequent trading because frequent transactions in the Funds' shares may have a greater impact on the market prices of these types of securities.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

     o Shareholders are restricted from making more than five (5) "round trips," including exchanges into or out of a Fund, per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a round trip as a purchase or exchange into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Emerging Markets Fund assesses a redemption fee of 2.00% on redemptions (including exchanges) by shareholders of Fund shares held for less than 30 days (subject to certain exceptions as discussed in "Redemption Fee").

     o The Funds reserve the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. The Funds have entered into "information sharing agreements" with these financial intermediaries, which permit the Funds to obtain, upon request, information about the trading activity of the intermediary's customers that invest in the Funds. If the Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Funds, the Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Funds or their service providers determine that the trading activity of any customer may be detrimental to the Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Funds by that customer. If the Funds are not satisfied that the intermediary has taken appropriate action, the Funds may terminate the intermediary's ability to transact in Fund shares. When information regarding transactions in the Funds' shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV.

Each Fund reserves the right to close or liquidate your account at the next determined NAV and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, each Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

UNCLAIMED PROPERTY

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder's account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder's location and confirms that the shareholder has not abandoned his or her property. If a shareholder designates a representative to receive escheatment notifications, any escheatment notices will be delivered both to the shareholder and the designated representative. A completed designation form may be mailed to the Funds (if shares are held directly with the Funds) or to the shareholder's financial intermediary (if shares are not held directly with the Funds).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1.866.773.3238.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information please see "Payments to Financial Intermediaries" in the SAI.

DISTRIBUTION PLAN

The Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), for Advisor Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Advisor Shares of a Fund is 0.25% .

OTHER PAYMENTS BY THE FUNDS

The Funds may enter into agreements with financial intermediaries pursuant to which the Funds may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees the Funds may pay to financial intermediaries pursuant to the Funds' distribution plan.

PAYMENTS BY THE ADVISER

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing them on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of a Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Estimated year-end distribution information, including record and payment dates, generally will be available late in the year at www.cipvt.com.

TAXES

YOU SHOULD ALWAYS CONSULT YOUR TAX ADVISOR FOR SPECIFIC GUIDANCE REGARDING THE FEDERAL, STATE AND LOCAL TAX EFFECTS OF YOUR INVESTMENT IN THE FUNDS. The following is a summary of the U.S. federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The Funds intend to distribute substantially all of their net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions reported by the Funds as long-term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains and currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Once a year the Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

Each sale of shares of the Funds may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer. For tax purposes, an exchange of Fund shares for shares of a different fund is the same as a sale.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Funds).

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, each Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, each Fund will use the average basis method as the default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, including, among others, the Funds' investment adviser, custodian, transfer agent, accountants and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust's registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about each Fund. The information is intended to help you understand each Fund's financial performance for the past five fiscal years or the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. Except as otherwise stated below, the information provided below has been audited by Ernst & Young LLP, independent registered public accounting firm of the Funds. Financial statements and the unqualified opinion of Ernst & Young LLP are included in the 2017 Annual Report of the Funds, which is available upon request by calling the Funds at 1.866.773.3238.

For the Emerging Markets Fund, the performance information presented below includes that of the Predecessor Fund for the periods prior to the Reorganization. The Predecessor Fund, which had a September 30 fiscal year, is the accounting survivor of the Reorganization. The information provided for each of the periods presented through September 30, 2015 was audited by a different independent registered public accounting firm, whose reports reflected unqualified audit opinions.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

SMALL COMPANY FUND                                                                 ADVISOR SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                      YEAR              YEAR             YEAR              YEAR              YEAR
                                                     ENDED              ENDED            ENDED             ENDED             ENDED
                                                    JULY 31,           JULY 31,         JULY 31,          JULY 31,          JULY 31,
                                                      2017               2016             2015              2014              2013
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                 $ 17.74             $ 17.08          $ 16.05           $ 16.82         $ 14.22
                                                   -------             -------          -------           -------         -------
Income (Loss) from Operations:
Net Investment Loss(1)                               (0.04)              (0.06)           (0.09)            (0.09)          (0.02)
Net Realized and Unrealized Gain on Investments       3.73                1.14             2.15              1.06            4.24
                                                   -------             -------          -------           -------         -------
Total from Operations                                 3.69                1.08             2.06              0.97            4.22
                                                   -------             -------          -------           -------         -------
Dividends and Distributions from:
   Net Investment Income                                --                  --               --                --              --
   Net Realized Gains                                (0.54)              (0.42)           (1.03)            (1.74)          (1.62)
                                                   -------             -------          -------           -------         -------
Total Dividends and Distributions                    (0.54)              (0.42)           (1.03)            (1.74)          (1.62)
                                                   =======             =======          =======           =======         =======
Net Asset Value, End of Year                       $ 20.89             $ 17.74          $ 17.08           $ 16.05         $ 16.82
                                                   =======             =======          =======           =======         =======
TOTAL RETURN+                                        20.92%++             6.68%++         13.04%             5.70%          32.52%
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands)               $693,776          $1,118,317       $1,510,996        $1,288,252        $1,095,764
Ratio of Expenses to Average Net Assets
   (including waivers and
   reimbursements/excluding fees paid
   indirectly)                                        1.31%               1.40%            1.38%             1.36%          1.38%(2)
Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements and fees
   paid indirectly)                                   1.33%               1.41%            1.38%             1.36%          1.38%
Ratio of Net Investment Loss to Average Net
   Assets                                            (0.23)%             (0.36)%          (0.54)%           (0.55)%        (0.11)%
Portfolio Turnover Rate                                 40%                 27%                37%             36%            50%


+ THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD.
(1)  PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES.
(2) RATIO INCLUDES PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 INSTITUTIONAL
SMALL COMPANY FUND                                                  SHARES
--------------------------------------------------------------------------------
                                                                    PERIOD
                                                                    ENDED
                                                                    JULY 31,
                                                                    2017(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                                 $ 18.36
                                                                   -------
Income (Loss) from Operations:
Net Investment Loss(2)                                                0.03
Net Realized and Unrealized Gain on Investments                       3.10
                                                                   -------
Total from Operations                                                 3.13
                                                                   -------
Dividends and Distributions from:
   Net Investment Income                                                --
   Net Realized Gains                                                (0.54)
                                                                   -------
Total Dividends and Distributions                                    (0.54)
                                                                   =======
Net Asset Value, End of Year                                       $ 20.95
                                                                   =======
TOTAL RETURN+                                                        17.17%++
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands)                              $ 710,522
Ratio of Expenses to Average Net Assets (including
   waivers and reimbursements/excluding fees paid
   indirectly)                                                        1.05%*
Ratio of Expenses to Average Net Assets (excluding
   waivers, reimbursements and fees paid indirectly)                  1.06%*
Ratio of Net Investment Income to Average Net Assets                  0.18%*
Portfolio Turnover Rate**                                               40%

(1)  INSTITUTIONAL SHARES COMMENCED OPERATIONS ON AUGUST 31, 2016.
(2)  PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES.
+ THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FOR THE PERIOD INDICATED HAS NOT BEEN ANNUALIZED.
++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD.
*    ANNUALIZED.
** PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE $0 OR ROUND TO $0.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

MID CAP FUND                                                                        ADVISOR SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                      YEAR              YEAR             YEAR              YEAR              YEAR
                                                     ENDED              ENDED            ENDED             ENDED             ENDED
                                                    JULY 31,           JULY 31,         JULY 31,          JULY 31,          JULY 31,
                                                      2017               2016             2015              2014              2013
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                 $ 14.85             $ 14.89          $ 14.92           $ 14.29         $ 11.33
                                                   -------             -------          -------           -------         -------
Income (Loss) from Operations:
Net Investment Loss(1)                                  --                  --            (0.01)            (0.03)          (0.01)
Net Realized and Unrealized Gain on Investments       2.44                1.06             1.54              1.90            3.51
                                                   -------             -------          -------           -------         -------
Total from Operations                                 2.44                1.06             1.53              1.87            3.50
                                                   -------             -------          -------           -------         -------
Dividends and Distributions from:
   Net Investment Income                                --                  --               --                --              --
   Net Realized Gains                                (0.64)              (1.10)           (1.56)            (1.24)          (0.54)
                                                   -------             -------          -------           -------         -------
Total Dividends and Distributions                    (0.64)              (1.10)           (1.56)            (1.24)          (0.54)
                                                   -------             -------          -------           -------         -------
Net Asset Value, End of Year                       $ 16.65             $ 14.85          $ 14.89           $ 14.92         $ 14.29
                                                   =======             =======          =======           =======         =======
TOTAL RETURN+                                        16.85%               8.22%           10.65%            13.65%          32.00%++
                                                   =======             =======          =======           =======         =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands)               $609,025            $614,998         $526,649          $568,782        $509,234

Ratio of Expenses to Average Net Assets
   (including waivers and
   reimbursements/excluding fees paid
   indirectly)                                        1.17%               1.28%            1.29%(2)          1.30%(2)        1.30%

Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements and
   fees paid indirectly)                              1.17%               1.28%            1.28%             1.29%           1.30%

Ratio of Net Investment Income (Loss) to
   Average Net Assets                                 0.02%               0.03%           (0.09)%           (0.21)%         (0.06)%

Portfolio Turnover Rate                                 33%                 40%              46%               52%             50%

+ THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD.
(1)  PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES.
(2) RATIO INCLUDES PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

MID CAP FUND                                                                     INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                      YEAR              YEAR             YEAR              YEAR              YEAR
                                                     ENDED              ENDED            ENDED             ENDED             ENDED
                                                    JULY 31,           JULY 31,         JULY 31,          JULY 31,          JULY 31,
                                                      2017               2016             2015              2014              2013
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                 $ 15.05             $ 15.07          $ 15.05           $ 14.37         $ 11.37
                                                   -------             -------          -------           -------         -------
Income (Loss) from Operations:
Net Investment Income(1)                              0.05                0.04             0.02              0.01            0.02
Net Realized and Unrealized Gain on Investments       2.47                1.06             1.56              1.91            3.53
                                                   -------             -------          -------           -------         -------
Total from Operations                                 2.52                1.10             1.58              1.92            3.55
                                                   -------             -------          -------           -------         -------
Dividends and Distributions from:
   Net Investment Income                             (0.01)              (0.02)              --                --           (0.01)
   Net Realized Gains                                (0.64)              (1.10)           (1.56)            (1.24)          (0.54)
                                                   -------             -------          -------           -------         -------
Total Dividends and Distributions                    (0.65)              (1.12)           (1.56)            (1.24)          (0.55)
                                                   -------             -------          -------           -------         -------
Net Asset Value, End of Year                       $ 16.92             $ 15.05          $ 15.07           $ 15.05         $ 14.37
                                                   =======             =======          =======           =======         =======
TOTAL RETURN+                                        17.17%               8.45%           10.91%            13.94%          32.41%++
                                                   =======             =======          =======           =======         =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands)               $939,922            $390,408         $152,537          $129,515        $105,152

Ratio of Expenses to Average Net Assets
   (including indirectly)                             0.93%               1.03%            1.04%(2)          1.05%(2)        1.05%
Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements and
   fees paid indirectly)                              0.93%               1.03%            1.03%             1.04%           1.06%
Ratio of Net Investment Income to Average
   Net Assets                                         0.33%               0.26%            0.16%             0.04%           0.19%
Portfolio Turnover Rate                                 33%                 40%              46%               52%             50%


+ THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD.
(1)  PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES.
(2) RATIO INCLUDES PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

                                                                                                    SELECTED PER SHARE DATA & RATIOS
                                                                              FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

 EMERGING MARKETS FUND                                                              ADVISOR SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                             TEN MONTH
                                                             YEAR             PERIOD              YEAR            PERIOD
                                                             ENDED             ENDED              ENDED            ENDED
                                                            JULY 31,          JULY 31,           JULY 31,       SEPTEMBER 30,
                                                             2017            2016(1)(2)           2015(1)         2014(3)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                          $ 8.29            $ 7.36             $ 9.79          $ 10.00
                                                            ------            ------             ------          -------
Income from Operations:
Net Investment Loss(4)                                          --                --              (0.07)           (0.01)
Net Realized and Unrealized Gain (Loss) on Investments        1.25              0.93              (2.35)           (0.20)
                                                            ------            ------             ------          -------
Total from Operations                                         1.25              0.93              (2.42)           (0.21)
                                                            ------            ------             ------          -------
Dividends and Distributions from:
      Net Investment Income                                  (0.04)               --              (0.01)              --
      Net Realized Gains                                        --                --                  --              --
                                                            ------            ------             ------          -------
Total Dividends and Distributions                            (0.04)               --               (0.01)             --
                                                            ------            ------             ------          -------
Net Asset Value, End of Year                                $ 9.50            $ 8.29              $ 7.36         $  9.79
                                                            ======            ======              =======        =======
TOTAL RETURN+                                                15.16%            12.64%++           (24.75)%         (2.10)%++
                                                            ======            ======              =======        =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands)                        $ 4,287           $ 3,441             $ 2,443         $ 2,027
Ratio of Expenses to Average Net Assets (including
     waivers and reimbursements/excluding fees paid
     indirectly)                                              1.51%             1.63%*              1.85%           1.85%*
Ratio of Expenses to Average Net Assets (excluding
     waivers, reimbursements and fees paid
     indirectly)                                              4.04%             6.86%*             14.00%          34.14%*
Ratio of Net Investment Loss to Average Net Assets           (0.01)%           (0.07)%*            (0.79)%         (1.82)%*
Portfolio Turnover Rate                                         37%               66%++              104%              0%++

+    TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED
     AND ASSUMED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++   PORTFOLIO TURNOVER AND TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS
     NOT BEEN ANNUALIZED.
(1) ON NOVEMBER 16, 2015, THE NEW SHERIDAN DEVELOPING WORLD FUND (THE "PREDECESSOR FUND") WAS REORGANIZED INTO THE ADVISORS' INNER CIRCLE II FUND CHAMPLAIN EMERGING MARKETS FUND. INFORMATION PRESENTED PRIOR TO NOVEMBER 16, 2015 IS THAT OF THE PREDECESSOR FUND. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

(2) EFFECTIVE NOVEMBER 16, 2016, THE FUND CHANGED ITS FISCAL YEAR END TO JULY 31ST.
(3)  COMMENCED OPERATIONS ON SEPTEMBER 9, 2014.
(4)  PER SHARE AMOUNT CALCULATED USING AVERAGE SHARES.
*    ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

                       THE ADVISORS' INNER CIRCLE FUND II
                                CHAMPLAIN FUNDS

------------------------------------------------------------------------------------------------
INVESTMENT ADVISER               DISTRIBUTOR                         LEGAL COUNSEL
------------------------------------------------------------------------------------------------
Champlain Investment             SEI Investments Distribution Co.    Morgan, Lewis & Bockius LLP
Partners, LLC                    One Freedom Valley Drive
180 Battery Street, Suite 400    Oaks, Pennsylvania 19456
Burlington, Vermont 05401
------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated November 28, 2017, as it may be amended from time to time, includes detailed information about the Funds and The Advisors' Inner Circle Fund II. The SAI is on file with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Adviser about investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: 1.866.773.3238

BY MAIL:      Champlain Funds
              P.O. Box 219009
              Kansas City, Missouri 64121-9009

BY INTERNET:  www.cipvt.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202.551.8090) . You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.

                                                                 CSC-PS-001-1400